SEMIANNUAL REPORT
--------------------------------------------------------------------------------

Cash Equivalent
Fund

January 31, 2001




Principal Underwriter
Kemper Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606


This report is not to be distributed unless preceded or accompanied by a prospectus.

   Dear Shareholder:

We appreciate your decision to invest in Cash Equivalent Fund. To provide you with an update of holdings, on the following pages you'll find the fund's semiannual report for the six-month period ended January 31, 2001. Also included are the financial highlights for the Cash Equivalent Fund of the following portfolios:

           o  Money Market Portfolio

           o  Government Securities Portfolio

           o  Tax-Exempt Portfolio

Briefly, for the past six months ending January 31, 2001 the fund's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review and Outlook

At December's Federal Open Market Committee (FOMC) meeting, the target for Federal Funds was retained at 6.5%, but a bias to lower rates was adopted. As January ended, we saw soft economic data as measured by fourth-quarter gross domestic product and consumer sentiment. However, equity markets have been volatile accompanied by business entrenchment, specifically, layoffs and downsizing. Most importantly, the Federal Open Market Committee has embarked on a course of lowering interest rates and Mr. Greenspan has endorsed tax cuts. In this context, the yield curve has shown signs of stabilizing with the give-up for extension from 1 to 12 months remaining at roughly 50 basis points.

We favor lengthening. Nevertheless, we have remained in a neutral maturity range because of the shape of the yield curve and the exaggerated expectations of ease that it incorporates for money market securities.

The focal point our analytical efforts will be the extent and duration of the economic slowdown. In this regard we feel the second half of 2001 will be stronger than the first six months. Assuming the job market remains relatively firm, coupled with reasonable capital markets aided by lower interest rates and boosted by a tax cut, we expect consumer spending and sentiment will strengthen as we move forward. The real risk still remains that a hard landing will occur, but we are optimistic based on our analysis.

Portfolio Performance
As of January 31, 2001

--------------------------------------------------------------------------------
                                               Service Shares
--------------------------------------------------------------------------------
                                                   7-Day
                                               Current Yield
--------------------------------------------------------------------------------
Money Market Portfolio                            5.45%
--------------------------------------------------------------------------------
Government Securities Portfolio                   5.18%
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                              3.86%
--------------------------------------------------------------------------------
  (equivalent taxable yield)                      6.39%
--------------------------------------------------------------------------------

Thank you again for your investment. We look forward to serving your investment needs for years to come.

/s/ Frank J. Rachwalski

Frank J. Rachwalski
Vice President and Lead Portfolio Manager

March 7, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Market Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University, Chicago.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The Portfolios' net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 39.6%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

   Portfolio of Investments at January 31, 2001 (Unaudited)

                                                                                             Principal
                                                                                             Amount           Value
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------

Commercial Paper-- 84.9%
---------------------------------------------------------------------------------------------------------------------
Ace Overseas Corp., 5.67%**, 4/9/2001                                                  $   10,000,000 $    9,894,382
---------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.6%-5.84%*, 2/21/2001-4/26/2001                             20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
Associates Corp., 6.55%*, 3/15/2001                                                        10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Banco Itau SA, 6.47%**, 4/9/2001                                                           10,000,000      9,879,586
---------------------------------------------------------------------------------------------------------------------
Bavaria Universal Funding, 6.32%-6.47%**, 4/17/2001-5/24/2001                              18,683,000     18,370,194
---------------------------------------------------------------------------------------------------------------------
Baxter International Inc., 6.55%**, 2/7/2001                                               20,000,000     19,978,167
---------------------------------------------------------------------------------------------------------------------
Beta Finance Inc., 5.35%**, 7/13/2001                                                      12,000,000     11,711,100
---------------------------------------------------------------------------------------------------------------------
British Telecommunication plc, 6.55%**, 2/8/2001                                            5,000,000      4,993,632
---------------------------------------------------------------------------------------------------------------------
British Telecommunication plc, 5.74%*, 4/9/2001                                            10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc., 5.59%-6.15%*, 2/1/2001-4/16/2001                                 20,000,000     19,994,146
---------------------------------------------------------------------------------------------------------------------
CSN Overseas, 6.6%**, 2/1/2001                                                             10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
CXC Inc., 5.59%, 3/15/2001                                                                 15,000,000     14,902,175
---------------------------------------------------------------------------------------------------------------------
Caterpillar Financial Services Corp., 5.78%*, 4/16/2001                                    10,000,000     10,008,359
---------------------------------------------------------------------------------------------------------------------
China Merchants, 6.5%, 2/15/2001                                                           10,000,000      9,974,722
---------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.91%-6.26%*, 2/1/2001-2/21/2001                             35,000,000     35,000,000
---------------------------------------------------------------------------------------------------------------------
Delaware Funding Corp., 6.55%**, 2/6/2001                                                  15,000,000     14,986,354
---------------------------------------------------------------------------------------------------------------------
Eureka Securitization, Inc., 6.55%**, 2/8/2001                                             15,000,000     14,980,896
---------------------------------------------------------------------------------------------------------------------
Fountain Square Commercial Funding, 5.5%**, 3/2/2001                                        4,025,000      4,007,167
---------------------------------------------------------------------------------------------------------------------
Four Winds Funding Corp., 5.96%, 6/12/2001                                                 15,000,000     14,674,683
---------------------------------------------------------------------------------------------------------------------
France Telecom, SA, 6.5%**, 3/16/2001                                                      15,000,000     14,883,542
---------------------------------------------------------------------------------------------------------------------
GE Capital Corp., 6.31%**, 5/4/2001                                                        10,000,000      9,838,744
---------------------------------------------------------------------------------------------------------------------
Galaxy Funding Corp., 6.52%**, 2/26/2001                                                   15,000,000     14,932,083
---------------------------------------------------------------------------------------------------------------------
Giro Funding US Corp., 6.5%-6.56%**, 2/2/2001-2/22/2001                                    25,000,000     24,926,551
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, L.P., 6.4%, 5/24/2001                                                 15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Greenwich Funding Corp., 6.55%**, 2/28/2001                                                10,000,000      9,950,875
---------------------------------------------------------------------------------------------------------------------
Hatteras Funding, 5.8%**, 3/26/2001                                                        15,000,000     14,871,917
---------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc., 6.25%, 3/1/2001                                                     6,000,000      5,997,153
---------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc., 5.94%-6.47%*, 4/2/2001-4/17/2001                                   30,000,000     29,991,625
---------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 6.89%*, 3/5/2001                                                  15,000,000     15,019,334
---------------------------------------------------------------------------------------------------------------------
Intrepid Funding, 6.54%**, 2/16/2001-2/22/2001                                             17,800,000     17,742,993

    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                             Principal
                                                                                             Amount           Value


---------------------------------------------------------------------------------------------------------------------
John Deere Capital Corp., 6.71%*, 2/14/2001                                            $   15,000,000 $   14,995,451
---------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 6.16%, 4/24/2001                                             13,350,000     13,162,685
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.81%*, 2/22/2001                                               15,000,000     14,999,686
---------------------------------------------------------------------------------------------------------------------
Moat Funding, LLC, 6.5%**, 3/29/2001                                                       10,000,000      9,898,889
---------------------------------------------------------------------------------------------------------------------
Moriarty LLC, 5.37%**, 7/19/2001                                                           15,000,000     14,624,100
---------------------------------------------------------------------------------------------------------------------
NATC California LLC, 5.48%, 4/24/2001                                                      15,000,000     14,812,767
---------------------------------------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp., 5.62%*, 4/20/2001                      15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.62%*, 3/18/2001                                                10,000,000     10,003,078
---------------------------------------------------------------------------------------------------------------------
Quincy Capital Corp., 5.62%-5.82%**, 2/16/2001-2/26/2001                                   18,848,000     18,796,607
---------------------------------------------------------------------------------------------------------------------
Scaldis Capital, LLC, 6.6%**, 2/1/2001                                                     13,946,000     13,946,000
---------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 5.68%**, 3/12/2001                                            15,000,000     14,907,700
---------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 6.48%-6.6%**, 2/1/2001-3/23/2001                                      18,085,000     17,936,045
---------------------------------------------------------------------------------------------------------------------
Sinochem American, 6.55%**, 2/5/2001                                                       17,000,000     16,987,628
---------------------------------------------------------------------------------------------------------------------
Stellar Funding Group, 6.55%**, 2/22/2001                                                  10,000,000      9,961,792
---------------------------------------------------------------------------------------------------------------------
Surrey Funding Corp., 5.87%**, 2/16/2001                                                   15,000,000     14,963,313
---------------------------------------------------------------------------------------------------------------------
Sweetwater Capital Corp., 5.53%-6.37%**, 2/28/2001-3/15/2001                               13,701,000     13,611,333
---------------------------------------------------------------------------------------------------------------------
Variable Funding Corp., 5.97%**, 2/7/2001                                                  20,000,000     19,980,100
---------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 5.66%**, 3/5/2001                                                  15,000,000     14,924,533
---------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $700,022,087)                                                                700,022,087
---------------------------------------------------------------------------------------------------------------------

Certificates of Deposit and Bank Notes-- 15.1%
---------------------------------------------------------------------------------------------------------------------
Allfirst Bank, 6.05%*, 2/10/2001                                                           10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Amex Centurian Bank, 5.87%-6.48%*, 2/5/2001-2/19/2001                                      20,000,000     19,999,299
---------------------------------------------------------------------------------------------------------------------
CIBC, 6.08%-6.12%*, 2/1/2001                                                               15,000,000     14,996,114
---------------------------------------------------------------------------------------------------------------------
Comerica Bank, 6.14%*, 2/1/2001                                                            15,000,000     14,998,077
---------------------------------------------------------------------------------------------------------------------
First Union National Bank, 6.17%*, 2/1/2001                                                10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Fleet National Bank, 5.78%*, 2/20/2001                                                     15,000,000     14,996,698
---------------------------------------------------------------------------------------------------------------------
Key Bank Corp., 6.69%*, 2/25/2001                                                          15,000,000     14,998,326
---------------------------------------------------------------------------------------------------------------------
Merita Bank, 5.72%*, 2/28/2001                                                             10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
U.S. Bank of North America, 6.18%*, 2/1/2001                                               15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $124,988,514)                                          124,988,514
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $825,010,601) (a)                                            $  825,010,601
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2001. The dates shown represent the next interest rate change date.

**       Annualized yield at time of purchase; not a coupon rate.

(a)      Cost for federal income tax purposes was $825,010,601.



    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments at January 31, 2001 (Unaudited)

                                                                                             Principal
                                                                                             Amount           Value
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio
---------------------------------------------------------------------------------------------------------------------

Repurchase Agreements**-- 39.1%
---------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc., 6.52%, to be repurchased at $15,173,867 on 2/7/2001                $   15,000,000 $   15,000,000
---------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc., 5.55%, to be repurchased at $15,069,375 on 3/1/2001                    15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc., 6.4%, to be repurchased at $10,160,000 on 3/19/2001                    10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc., 5.6%, to be repurchased at $15,147,000 on 3/29/2001                    15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Chase Securities, Inc., 5.77%, to be repurchased at $15,002,404 on 2/1/2001                15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Chase Securities, Inc., 6.54%, to be repurchased at $20,312,467 on 2/22/2001               20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 5.62%, to be repurchased at $15,016,392 on 2/6/2001      15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 5.84%, to be repurchased at $25,121,667 on 2/7/2001      25,000,000     25,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 5.57%, to be repurchased at $20,157,817 on 3/15/2001     20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs, Inc., 5.58%, to be repurchased at $10,091,450 on 3/19/2001                  10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co., 6.27% to be repurchased at $20,313,500 on 3/28/2001                  20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust Company, 5.63%, to be repurchased at $206,032 on 2/1/2001         206,000        206,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $180,206,000)                                                          180,206,000
---------------------------------------------------------------------------------------------------------------------
Short-Term Notes-- 60.9%
---------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corporation, 5.51%*, 2/6/2001                                23,000,000     23,000,010
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.02%*, 2/1/2001                                                 10,000,000      9,997,499
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.14%-6.68%*, 2/1/2001-5/30/2001                                   53,000,000     52,769,014
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6%-6.9%*, 2/8/2001-7/20/2001                             27,000,000     26,816,770
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.97%-6.03%*, 2/1/2001-6/14/2001                    70,000,000     69,633,937
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.82%-7.26%**, 2/22/2001-11/16/2001                 30,500,000     30,477,993
---------------------------------------------------------------------------------------------------------------------
Hainan Airlines, Series 2000-2, Class 1, 6.45%*, 3/21/2001                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 5.63%*, 2/6/2001                                           891,713        891,713
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.59%-5.65%*, 2/6/2001-4/26/2001                       62,500,000     62,481,421
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $281,068,357)                                                               281,068,357
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100% (Cost $461,274,357) (a)                                             $  461,274,357
---------------------------------------------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2001. The dates shown represent next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities.

***      Annualized yield at time of purchase; not a coupon rate.

(a)      Cost for federal income tax purposes was $461,274,357.


    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments at January 31, 2001 (Unaudited)

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities*-- 60.7%
---------------------------------------------------------------------------------------------------------------------
Alabama
---------------------------------------------------------------------------------------------------------------------
Birmingham
   Special Care Facilities Finance Authority, 4.2%                                     $    2,000,000 $    2,000,000
---------------------------------------------------------------------------------------------------------------------
Mobile
   Special Care Facilities Finance Authority, 4.2%                                          2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
California
---------------------------------------------------------------------------------------------------------------------
Los Angeles
   Harbor Improvement Corp., 4.6%                                                           6,900,000      6,900,000
   Regal Airports Improvement Corp. Revenue, 4.25%                                          3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
District of Columbia
   District of Columbia Series B-1, 4.5%                                                    1,000,000      1,000,000
   District of Columbia Series B-2, 4.3%                                                    1,200,000      1,200,000
   District of Columbia Series B-2, 4.5%                                                    1,100,000      1,100,000
---------------------------------------------------------------------------------------------------------------------
Florida
---------------------------------------------------------------------------------------------------------------------
Housing Finance Agency, 4.05%                                                               2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Orange County
   Presbyterian Retirement Community, 4.7%                                                  3,400,000      3,400,000
---------------------------------------------------------------------------------------------------------------------
Sunshine State Government Finance Committee Revenue, 4%                                     1,100,000      1,100,000
---------------------------------------------------------------------------------------------------------------------
University of North Florida
   Capital Improvement Revenue, 4.55%                                                       8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Georgia
---------------------------------------------------------------------------------------------------------------------
Laurens County
   Development Authority Revenue, 4.65%                                                     5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Illinois
---------------------------------------------------------------------------------------------------------------------
Chicago
   O'Hare Airport Revenue, 3.9%                                                             3,700,000      3,700,000
---------------------------------------------------------------------------------------------------------------------
Development Finance Authority, 4.6%                                                         3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Upper Illinois River
   Solid Waste Disposal Revenue, 4.5%                                                       4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Indiana
---------------------------------------------------------------------------------------------------------------------
Fort Wayne
   General Motors Corp. Project, 4.05%                                                      3,580,000      3,580,000

    The accompanying notes are an integral part of the financial statements.


                                       6

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Health Facilities Finance Authority, 4.2%                                              $    5,000,000 $    5,000,000
---------------------------------------------------------------------------------------------------------------------
Kentucky
---------------------------------------------------------------------------------------------------------------------
Boone County
   Pollution Control Revenue, 4.3%                                                          8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Glasgow
   Industrial Building Revenue, 4.75%                                                       3,180,000      3,180,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Revenue, 4.6%                                                             4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Mason County
   Pollution Control Revenue, 4.05%                                                         8,065,000      8,065,000
---------------------------------------------------------------------------------------------------------------------
Mayfield
   Multi-City Lease Revenue, 4.1%                                                           2,280,000      2,280,000
---------------------------------------------------------------------------------------------------------------------
Michigan
---------------------------------------------------------------------------------------------------------------------
Jackson City
   Economic Development Corp., 4.55%                                                        5,500,000      5,500,000
---------------------------------------------------------------------------------------------------------------------
Lake Shore Revenue, 4.75%                                                                   2,570,000      2,570,000
---------------------------------------------------------------------------------------------------------------------
Sterling Heights
   Economic Development Corp., 4.25%                                                        2,700,000      2,700,000
---------------------------------------------------------------------------------------------------------------------
Strategic Fund Revenue, 4.65%                                                               4,200,000      4,200,000
---------------------------------------------------------------------------------------------------------------------
University of Michigan
   University Revenue, 4.25%                                                                1,800,000      1,800,000
---------------------------------------------------------------------------------------------------------------------
Missouri
---------------------------------------------------------------------------------------------------------------------
Environmental Improvement and Energy Reserve Authority, 4.05%                               1,885,000      1,885,000
---------------------------------------------------------------------------------------------------------------------
Montana
---------------------------------------------------------------------------------------------------------------------
Forsyth
   Pollution Control Revenue, 4.4%                                                          2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Nebraska
---------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue, 4.15%                                                        6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Nevada
---------------------------------------------------------------------------------------------------------------------
Dept. of Business and Industrial Development, 4.85%                                         2,900,000      2,900,000
---------------------------------------------------------------------------------------------------------------------
Ohio
---------------------------------------------------------------------------------------------------------------------
Higher Education Facilities Authority, 4.6%                                                 2,260,000      2,260,000
---------------------------------------------------------------------------------------------------------------------
Oregon
---------------------------------------------------------------------------------------------------------------------
Clackamas County
   Hospital Authority Revenue, 4.55%                                                        3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Economic Development Authority, 4.65%                                                       4,000,000      4,000,000


    The accompanying notes are an integral part of the financial statements.



                                       7

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Pennsylvania
---------------------------------------------------------------------------------------------------------------------
Dauphin County
   General Authority Revenue, 4.56%                                                    $    5,910,000 $    5,910,000
---------------------------------------------------------------------------------------------------------------------
Emmaus
   General Authority Revenue, 4.56%                                                         4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Lancaster County
   Hospital Authority Revenue, 4.58%                                                        3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Lehigh County
   Pollution Control Revenue, 4.19%                                                         4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, 4.56%                                               2,320,000      2,320,000
---------------------------------------------------------------------------------------------------------------------
Student Loan Revenue, 4.1%                                                                  4,200,000      4,200,000
---------------------------------------------------------------------------------------------------------------------
Texas
---------------------------------------------------------------------------------------------------------------------
Camp County
   Industrial Development Corp., 4.1%                                                       2,500,000      2,500,000
---------------------------------------------------------------------------------------------------------------------
Harris County
   Health Facilities Authority, 4.25%                                                       1,010,000      1,010,000
---------------------------------------------------------------------------------------------------------------------
North Central
   Health Facilities Authority, 4.25%                                                       6,500,000      6,500,000
---------------------------------------------------------------------------------------------------------------------
Sabine River Authority
   Pollution Control Revenue, 4.45%                                                         1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Small Business Industrial Development Corp.
   Industrial Development Revenue, 4.05%                                                    5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Trinity River Authority
   Pollution Control Revenue, 4.15%                                                         2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Utah
---------------------------------------------------------------------------------------------------------------------
Heber
   Industrial Parkway Project, 4.75%                                                        3,650,000      3,650,000
---------------------------------------------------------------------------------------------------------------------
Salt Lake County
   Pollution Control Revenue, 4.25%                                                         2,200,000      2,200,000
---------------------------------------------------------------------------------------------------------------------
Vermont
---------------------------------------------------------------------------------------------------------------------
Student Association Corp., 4.25%                                                            4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
West Virginia
---------------------------------------------------------------------------------------------------------------------
Preston County
   Industrial Development Revenue, 4.75%                                                    2,910,000      2,910,000


    The accompanying notes are an integral part of the financial statements.



                                       8

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Wisconsin
---------------------------------------------------------------------------------------------------------------------
Franklin
   All-Glass Aquarium, 4.75%                                                           $    2,390,000 $    2,390,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $178,110,000)                                                178,110,000
---------------------------------------------------------------------------------------------------------------------
Other Securities-- 39.3%
---------------------------------------------------------------------------------------------------------------------
Alaska
---------------------------------------------------------------------------------------------------------------------
City of Valdez
   Atlantic Richfield Project, 4.3%, 2/23/2001                                              5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Arizona
---------------------------------------------------------------------------------------------------------------------
Salt River Project
   Agricultural Improvement and Power District, 3.55%-4.35%, 3/8/2001-4/9/2001              9,346,000      9,346,000
---------------------------------------------------------------------------------------------------------------------
Colorado
---------------------------------------------------------------------------------------------------------------------
Platte River Power Authority, 4.3%, 2/14/2001                                               4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Florida
---------------------------------------------------------------------------------------------------------------------
Gainesville
   Utility Authority, 4.3%, 3/9/2001                                                        3,598,000      3,598,000
---------------------------------------------------------------------------------------------------------------------
Kissimmee
   Utility Authority, 3.6%, 3/8/2001                                                        2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Miami
   Miami-Dade Aviation Authority, 4.2%, 4/6/2001                                            4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Indiana
---------------------------------------------------------------------------------------------------------------------
Indianapolis

   Thermal Energy Systems, 4.35%, 5/1/2001                                                  1,500,000      1,502,342
---------------------------------------------------------------------------------------------------------------------
Kentucky
---------------------------------------------------------------------------------------------------------------------
Danville County
   Multi-City Lease Revenue, 4.35%, 2/9/2001                                                6,220,000      6,220,000
---------------------------------------------------------------------------------------------------------------------
Pendleton County
   Multi-City Lease Revenue, 4.3%, 2/12/2001                                                2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Maryland
---------------------------------------------------------------------------------------------------------------------
Anne Arundel County
   Baltimore Gas and Electric, 4.35%, 2/12/2001-3/9/2001                                    3,620,000      3,620,000
---------------------------------------------------------------------------------------------------------------------
Michigan
---------------------------------------------------------------------------------------------------------------------
Strategic Fund, 3.85%-4.35%, 3/9/2001-4/12/2001                                             7,600,000      7,600,000



    The accompanying notes are an integral part of the financial statements.




                                       9

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
New Hampshire
---------------------------------------------------------------------------------------------------------------------
General Obligation, 4.35%, 2/14/2001                                                   $    3,000,000 $    3,000,000
---------------------------------------------------------------------------------------------------------------------
Ohio
---------------------------------------------------------------------------------------------------------------------
Air Quality Development Authority, 4.3%-4.35%, 2/13/2001-4/10/2001                          7,200,000      7,200,000
---------------------------------------------------------------------------------------------------------------------
Water Development Authority, 4.4%, 3/12/2001                                                3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
South Carolina
---------------------------------------------------------------------------------------------------------------------
Public Service Authority, 4.35%, 4/12/2001                                                  1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Texas
---------------------------------------------------------------------------------------------------------------------
Austin
   Utility System, 2.6%, 2/22/2001                                                          2,013,000      2,013,000
---------------------------------------------------------------------------------------------------------------------
Harris County D-1, 3.95%, 3/8/2001                                                          2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Houston
   Water and Sewer Revenue, 4.35%, 3/13/2001                                                6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Municipal Power Agency, 3.9%, 3/7/2001                                                      6,700,000      6,700,000
---------------------------------------------------------------------------------------------------------------------
San Antonio
   Electric and Gas Revenue, 3.25%-4.3%, 2/13/2001-2/15/2001                               10,300,000     10,300,000
---------------------------------------------------------------------------------------------------------------------
Tax and Revenue, 4.3%-4.33%, 8/31/2001                                                      5,000,000      5,025,523
---------------------------------------------------------------------------------------------------------------------
University of Texas, 4.3%, 2/13/2001                                                        5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Utah
---------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, 4.15%-4.3%, 3/13/2001-4/9/2001                                  4,900,000      4,900,000
---------------------------------------------------------------------------------------------------------------------
Virginia
---------------------------------------------------------------------------------------------------------------------
Chesterfield, 4.3%, 4/9/2001                                                                2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Louisa County
   Industrial Development Authority, 4.25%-4.5%, 2/12/2001-3/14/2001                        8,500,000      8,500,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $115,524,865)                                                                115,524,865
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $293,634,865) (a)                                            $  293,634,865
---------------------------------------------------------------------------------------------------------------------

* Floating rate and monthly, weekly or daily demand notes are securities whose yields vary with a designated market index or market rate. Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of January 31, 2001.

(a)      The cost for federal income tax purposes was $293,634,865.


    The accompanying notes are an integral part of the financial statements.

   Financial Statements

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                                                                         Government
                                                                          Money Market   Securities      Tax-Exempt
As of January 31, 2001 (Unaudited)                                        Portfolio      Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost:

   Short-term securities                                               $  825,010,601  $  281,068,357 $  293,634,865
--------------------------------------------------------------------------------------------------------------------
   Repurchase agreements                                                           --     180,206,000             --
---------------------------------------------------------------------------------------------------------------------
Cash                                                                           31,252          27,390             --
---------------------------------------------------------------------------------------------------------------------
Securities sold receivable                                                         --              --        175,152
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                         2,161,883       3,214,254      1,545,417
---------------------------------------------------------------------------------------------------------------------
Receivable for Portfolio shares sold                                        6,744,962       4,861,424      1,178,690
---------------------------------------------------------------------------------------------------------------------
Total assets                                                              833,948,698     469,377,425    296,534,124
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                              --              --        492,456
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                           1,969,850         999,303        442,895
---------------------------------------------------------------------------------------------------------------------
Payable for Portfolio shares redeemed                                       7,192,562       4,553,707      1,126,781
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                        145,392          84,354         60,005
---------------------------------------------------------------------------------------------------------------------
Accrued Trustees' fee                                                          46,762          36,651         23,531
---------------------------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                   97,772         119,275          7,220
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                           734,032         170,173        113,569
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          10,186,370       5,963,463      2,266,457
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                   $  823,762,328  $  463,413,962 $  294,267,667
---------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                        823,762,328     463,413,962    294,267,667
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                                 $         1.00  $         1.00 $         1.00
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------


                                                                                         Government
                                                                         Money Market    Securities     Tax-Exempt
Six months ended January 31, 2001 (Unaudited)                             Portfolio       Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Income:

Interest                                                               $   26,869,394  $   15,203,756 $    5,751,259
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                                809,766         469,591        301,400
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                      538,282         530,351         86,566
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                 27,638          15,871          7,641
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                  1,517,405         879,774        452,102
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                        5,470           8,002          7,848
---------------------------------------------------------------------------------------------------------------------
Legal                                                                           6,440           4,666          1,224
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                    17,453          19,499         11,086
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                       212,663          80,286         10,285
---------------------------------------------------------------------------------------------------------------------

Registration fees                                                                 872          18,724         14,224
---------------------------------------------------------------------------------------------------------------------
Reorganization costs                                                           97,772         119,275          7,220
---------------------------------------------------------------------------------------------------------------------
Other                                                                          27,517           2,036          6,943
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                   3,261,278       2,148,075        906,539
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                           (78,982)        (90,533)       (13,770)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                    3,182,296       2,057,542        892,769
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                      23,687,098      13,146,214      4,858,490
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $   23,687,098  $   13,146,214 $    4,858,490
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets-- Money Market Portfolio
--------------------------------------------------------------------------------

                                                                                         Six months
                                                                                            ended
                                                                                         January 31,
                                                                                            2001        Year ended
                                                                                         (Unaudited)   July 31, 2000
---------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $   23,687,098 $   42,842,812
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                                --         (8,495)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            23,687,098     42,834,317
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income                                                                     (23,687,098)   (42,834,317)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               1,720,335,296  3,921,455,216
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              23,363,801     42,826,751
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (1,680,072,249)(4,242,462,446)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions and total increase (decrease) in
net assets                                                                                 63,626,848   (278,180,479)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         760,135,480  1,038,315,959
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  823,762,328 $  760,135,480
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets-- Government Securities Portfolio
---------------------------------------------------------------------------------------------------------------------

                                                                                         Six months
                                                                                            ended
                                                                                         January 31,
                                                                                            2001        Year ended
                                                                                         (Unaudited)   July 31, 2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $   13,146,214 $   22,920,792
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                                --        (13,664)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            13,146,214     22,907,128
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income                                                                     (13,146,214)   (22,907,128)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               1,092,504,274  2,416,144,164
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              13,105,377     22,682,977
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (1,087,469,264)(2,448,083,415)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions and total increase (decrease) in
net assets                                                                                 18,140,387     (9,256,274)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         445,273,575    454,529,849
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  463,413,962 $  445,273,575
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets-- Tax-Exempt Portfolio
--------------------------------------------------------------------------------

                                                                                         Six months
                                                                                            ended
                                                                                         January 31,
                                                                                            2001        Year ended
                                                                                         (Unaudited)   July 31, 2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $    4,858,490 $    9,459,696
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                                --            (33)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             4,858,490      9,459,663
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:

Net investment income                                                                      (4,858,490)    (9,459,663)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                 558,161,326  1,119,950,506
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               4,684,723      9,438,342
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (539,276,334)(1,240,819,870)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions and total increase (decrease) in
net assets                                                                                 23,569,715   (111,431,022)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         270,697,952    382,128,974
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  294,267,667 $  270,697,952
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

   Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

--------------------------------------------------------------------------------
Money Market Portfolio
--------------------------------------------------------------------------------

Year ended July 31,                              2001(a)       2000       1999        1998       1997        1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period           $   1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                            .03         .05         .04        .05         .05        .05
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                          (.03)       (.05)       (.04)      (.05)       (.05)      (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                   3.01**      5.31        4.43       4.93        4.78       4.94
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              824         760       1,038        852         971      2,775
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)     .80(b)*     .83         .89        .91         .93        .89
---------------------------------------------------------------------------------------------------------------------
 Ratio of expenses after expense reductions (%)     .79(b)*     .83         .89        .91         .93        .89
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                 5.93*       5.13        4.34       4.83        4.64       4.86
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Government Securities Portfolio
--------------------------------------------------------------------------------

Year ended July 31,                              2001(a)       2000       1999        1998       1997        1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period           $   1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                            .03         .05         .04        .05         .05        .05
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                          (.03)       (.05)       (.04)      (.05)       (.05)      (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                   2.90**      5.16        4.37       4.89        4.85       5.00
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              463         445         455        392         404      1,594
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)     .90(c)*     .84         .85        .85         .83        .79
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)      .88(c)*     .84         .85        .85         .83        .79
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                 5.68*       5.03        4.29       4.79        4.73       4.90
---------------------------------------------------------------------------------------------------------------------


(a)      For the six months ended January 31, 2001 (Unaudited).

(b) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .79% and .79%, respectively (see Notes to Financial Statements).

(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .87% and .87%, respectively (see Notes to Financial Statements).

*        Annualized

**       Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

--------------------------------------------------------------------------------
Tax-Exempt Portfolio
--------------------------------------------------------------------------------

Year ended July 31,                              2001(a)       2000       1999        1998       1997        1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period          $   1.00         1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                           .02          .03         .03        .03         .03        .03
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                         (.02)        (.03)       (.03)      (.03)       (.03)      (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   1.00         1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                  1.79**       3.25        2.68       3.13        3.03       3.11
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)             294          271         382        333         445        932
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                .66(b)*      .67         .62        .66         .71        .70
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)     .64(b)*      .67         .62        .66         .71        .70
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                3.54*        3.17        2.65       3.09        2.97       3.08
---------------------------------------------------------------------------------------------------------------------

(a)      For the six months ended January 31, 2001 (Unaudited).

(b) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .65% and .64%, respectively (see Notes to Financial Statements).

*        Annualized

**       Not annualized

   Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Equivalent Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund currently offers three series of shares (portfolios): the Money Market Portfolio invests primarily in short-term, high-quality obligations of major banks and corporations; the Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon; and the Tax-Exempt Portfolio invests in short-term, high-quality municipal securities.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Fund expenses are allocated between the portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc., ("ZSI" or the "Advisor"), and pays a monthly investment management fee for the Money Market and Government Securities Portfolios of 1/12 of the annual rate of 0.22% of the first $500 million of combined average daily net assets of those portfolios declining to 0.15% of combined averaged daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets of such portfolio declining to 0.15% of average daily net assets in excess of

$3 billion. During the six months ended January 31, 2001, the Fund incurred the following management fees:

Portfolio                                Management   Effective
                                        Fee Imposed      Rate
--------------------------------------------------------------------------------
Money Market Portfolio                  $  809,766     .20%
--------------------------------------------------------------------------------
Government Securities Portfolio            469,591      .20
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                       301,400      .22
--------------------------------------------------------------------------------

Distribution Agreement. The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. ("KDI"). For its services as primary distributor, the Fund pays KDI an annual fee of 0.38% of average daily net assets for the Money Market and Government Securities Portfolios and 0.33% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these portfolios. For the six months ended January 31, 2001, the Fund incurred distribution fees as follows:

                                                      Unpaid at
                                                     January 31,
Portfolio                                   Fees         2001
--------------------------------------------------------------------------------
Money Market Portfolio                  $1,517,405   $  271,622
--------------------------------------------------------------------------------
Government Securities Portfolio            879,774      159,187
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                       452,102       90,796
--------------------------------------------------------------------------------

KDI has related service agreements with various firms to provide cash management and other services for fund shareholders.

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. For the six months ended January 31, 2001, KSvC received shareholder services fees as follows:

                                         Shareholder  Unpaid at
                                          Services   January 31,
Portfolio                                 Fees         2001
--------------------------------------------------------------------------------
Money Market Portfolio                  $  538,282   $  159,297
--------------------------------------------------------------------------------
Government Securities Portfolio            529,579       46,548
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                        50,313       26,719
--------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. For the six months ended January 31, 2001, the Fund made no payments to its officers and incurred trustees' fees of $9,388 to independent trustees.

In addition, a one-time fee was accrued for payment to those trustees not affiliated with the Advisor who are not standing for re-election under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear such costs which were paid to the Fund in December, 2000 are as follows:

                                                       Trustee
                                                      Severance
                                           Trustee   absorbed by
Portfolio                                Severance      ZSI
--------------------------------------------------------------------------------
Money Market Portfolio                  $   15,226   $    7,613
--------------------------------------------------------------------------------
Government Securities Portfolio             12,648        6,324
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                        10,776        5,388
--------------------------------------------------------------------------------

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses. During the six months ended January 31, 2001, the

Fund's custodian and transfer agent fees were reduced as follows:

                                                   Custodian      Transfer
Portfolio                                           Fee          Agent Fee
--------------------------------------------------------------------------------
Money Market Portfolio                             $    2,804   $    3,384
--------------------------------------------------------------------------------
Government Securities Portfolio                         2,705        1,987
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                    2,403        1,166
--------------------------------------------------------------------------------

4. Line of Credit

The Fund and affiliated Funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Reorganization

The Advisor has initiated a program to reorganize and combine the two fund families, Scudder and Kemper, in response to changing industry conditions or investor needs. The program proposes to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by Zurich Scudder and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees are presented as reorganization expenses in the Statement of Operations of the Fund.

The Advisor has agreed to bear a portion of such costs.



                                                               Reorganization
Portfolio                                      Reorganization   Cost absorbed
                                                    Fee            by ZSI
--------------------------------------------------------------------------------
Money Market Portfolio                         $   97,772        $   65,181
--------------------------------------------------------------------------------
Government Securities Portfolio                   119,275            79,517
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                7,220             4,813
--------------------------------------------------------------------------------

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